ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of December 31, 2024 and 2023, accrued expenses and other current liabilities consist of:

	As of December 31,
	2024	2023
Accrued expenses	$1,011,720	$723,633
Other prepaid income	-	690,154
Sundry payables	610,738	629,004
VAT	374,926	288,432
Other taxation payable	69,546	87,982
	$2,066,930	$2,419,205